ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31	December 31
	2020	2019
Trade payables	$7,666	$2,450
Accrued liabilities and other	4,645	2,693

	$12,311	$5,143